BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

16. BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

  Acquisitions in 2011

  SPB

        In November 2011, the Company completed the acquisition of the SPB Software group ("SPB"), a mobile software developer offering a suite of mobile solutions including a mobile user interface engine for smartphones and tablets, in order to obtain a product development team and rights for technologies and software. The transaction included the acquisition of a 100% ownership in the three legal entities—SPB Software, Inc. (USA), SPB Software, Ltd. (Hong Kong), and SPB Software Co., Ltd (Thailand); as well as the acquisition of the business assets and employees of Phonesoft Consulting, Ltd. (Russia), for cash consideration of approximately $24.3 (RUR 745 at the exchange rate as of the acquisition date). An additional $14.1 (RUR 433 at the exchange rate as of the acquisition date) in consideration is payable contingent upon achieving certain technical performance targets and the continued employment of the former SPB shareholders on the first and the second anniversary of the closing of the transaction. This amount has been transferred by the Company to a special escrow account and presented as restricted cash on the consolidated balance sheets. The Company has not recorded these contingent payments as purchase price consideration but will instead record them as compensation expense on a straight-line basis as the former SPB shareholders complete their requisite service periods. The Company's consolidated financial statements reflect the preliminary allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed. The completion of the valuation is subject to obtaining more information about the tax risks. The following is the condensed balance sheet of SPB as of November 23, 2011, reflecting a preliminary allocation of the purchase price to the net assets acquired:

November 23, 2011
RUR
ASSETS:
Cash and cash equivalents	10
Current assets	16
Property and equipment	4
Intangible assets	390
Goodwill	470

Total assets	890

LIABILITIES:
Current liabilities	17
Non-current liabilities	81
Deferred tax liabilities	47

Net assets	745

Total purchase consideration	745

        The RUR 470 ($14.6) assigned to goodwill primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from integration of the Company's cloud services and technologies into SPB's mobile user interface engine. Of the RUR 390 ($12.1) assigned to intangible assets, approximately RUR 233 ($7.2) relates to software that will be amortized over a period of approximately 7.1 years. The remaining RUR 157 ($4.9) assigned to intangible assets represents patents (RUR 78 ($2.4)), customer relationships (RUR 62 ($1.9)) and non-compete agreements (RUR 17 ($0.5)).

        The results of operations of SPB for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2009, 2010 and 2011. Accordingly, no pro forma financial information is presented. The results of operations of SPB did not have a material impact on the Company's results of operations for the year ended December 31, 2011.

  Blekko.com

        In August 2011, the Company completed the acquisition of a 9.7% ownership interest in Blekko, Inc. ("Blekko"), a US-based internet search engine for $15.0 (RUR 478 at the exchange rate as of the acquisition date). The Company does not exercise significant influence over Blekko and accordingly accounts for this investment under the cost method.

  Acquisitions in 2010

  GIS

        In July 2010, the Company completed the acquisition of a 100% ownership interest in GIS Technology LLC ("GIS"), a company specializing in the production of electronic maps, for cash consideration of approximately RUR 143 in order to develop in-house content for one of its key services. This acquisition was accounted for as a purchase business combination. The Company's consolidated financial statements reflect the allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed. The following is the condensed balance sheet of GIS as of July 1, 2010 reflecting the allocation of the purchase price to the net assets acquired:

July 1, 2010
RUR
ASSETS:
Current assets	6
Property and equipment	1
Intangible assets	102
Goodwill	62

Total assets	171

LIABILITIES:
Current liabilities	8
Deferred tax liabilities	20

Net assets	143

Total purchase consideration	143

        The RUR 62 assigned to goodwill primarily arises due to an assembled workforce that does not qualify for separate recognition under U.S. GAAP. Of the RUR 102 assigned to intangible assets, approximately RUR 84 relates to cartographical and geodesic licenses that will be amortized over a period of approximately 8.5 years. The remaining RUR 18 assigned to intangible assets represents software to be amortized over an average period of approximately 4.3 years.

        The results of operations of GIS for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2008, 2009 and 2010. The results of operations of GIS did not have a material impact on the Company's results of operations for the year ended December 31, 2010.

  Vizi Labs

        In August 2010, the Company completed the acquisition of an indirect 18.4% ownership interest in Vizi Information Labs Ltd. ("Vizi Labs"), an Israel-based face recognition technology developer. The acquisition was made through the purchase of an 18.4% ownership interest in Vizi Lab's parent company, Vizi Labs Inc. (BVI), for cash consideration of approximately $3.0 (RUR 92 at the exchange rate as of the acquisition date). The Company believes that it exercises significant influence over Vizi Labs and accounts for this investment under the equity method.

  Acquisition in 2009

        In January 2009, the Company completed the acquisition of a 99.99% ownership interest in Awaps LLC ("Awaps") for cash consideration of approximately RUR 85 in order to improve the Company's position on the display advertising market. Prior to this acquisition, Mediaselling, one of the leading display advertising sales agencies in Russia, transferred certain technological assets to Awaps.

        This acquisition was accounted for as a purchase business combination. The Company's consolidated financial statements reflect allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed. The following is the condensed balance sheet of Awaps as of January 11, 2009 reflecting the allocation of the purchase price to the net assets acquired:

January 11, 2009
RUR
ASSETS:
Intangible assets	31
Goodwill	60

Total assets	91

LIABILITIES:
Deferred tax liabilities	6

Net assets	85

Total purchase consideration	85

        RUR 60 assigned to goodwill primarily arises due to an assembled workforce that does not qualify for separate recognition under U.S. GAAP. The entire RUR 31 assigned to intangible assets represents software to be amortized over a weighted-average period of approximately 4.0 years.

        The results of operations of Awaps for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2008 and 2009. The results of operations of Awaps did not have a material impact on the Company's results of operations for the year ended December 31, 2009.

        In March 2009, the Company paid RUR 147 as contingent consideration in connection with its acquisition of Yandex.Money in 2007.